Offerings - Offering: 1	Apr. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 1,675,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 231.39
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 of the Securities Act, the shares of common stock registered hereby also includes an indeterminable number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.